Convertible Preferred Shares	9 Months Ended
Sep. 30, 2020
Temporary Equity Disclosure [Abstract]
Convertible Preferred Shares

9. Convertible Preferred Shares

Upon the closing of the IPO in February 2019, all shares of the Company’s outstanding Series A preferred shares automatically converted into 91,600,398 ordinary shares. At September 30, 2019 and 2020, the Company has no convertible preferred shares authorized or outstanding.